Employee Benefit Expenses - Employee Benefit Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee benefits expenses [abstract]
Salaries and bonuses	€ 57,689	€ 50,580	€ 44,556
Social security charges	9,424	8,147	7,113
Contributions to defined contribution pension plans	3,303	3,063	2,571
Other personnel-related costs	9,243	8,572	7,844
Share-based payments	12,704	9,929	7,890
Employee benefits expense	€ 92,363	€ 80,291	€ 69,974